Document and Entity Information	Dec. 15, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2020
Entity Registrant Name	CRISPR THERAPEUTICS AG
Entity Central Index Key	0001674416
Entity Emerging Growth Company	false
Entity File Number	001-37923
Entity Tax Identification Number	00-0000000
Entity Incorporation State Country Code	V8
Entity Address, Address Line One	Baarerstrasse 14
Entity Address, City or Town	Zug
Entity Address, Country	CH
Entity Address, Postal Zip Code	6300
City Area Code	41 (0)41
Local Phone Number	561 32 77
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, nominal value CHF 0.03
Trading Symbol	CRSP
Security Exchange Name	NASDAQ